IMPAIRMENTS (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IMPAIRMENTS
Total impairments	R (86.0)	R (3,041.4)	R (4,411.0)
Property, plant and equipment member
IMPAIRMENTS
Total impairments	(5.1)	(2,603.3)	(4,303.4)
Goodwill
IMPAIRMENTS
Total impairments	(54.3)	(436.3)	(99.1)
Loan to equity-accounted investee
IMPAIRMENTS
Total impairments	(14.3)	R (1.8)	R (8.5)
Investment in equity-accounted investee
IMPAIRMENTS
Total impairments	R (12.3)